Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
SonicShares Global Shipping ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	64.85%	23.40%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	10.33%
Solactive Global Shipping NTR Index
Average Annual Return [Line Items]
Average Annual Return, Percent	66.40%	22.41%